UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21258

                     MERCANTILE LONG-SHORT MANAGER FUND LLC
               (Exact name of registrant as specified in charter)
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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                            Attn: Jennifer E. Vollmer
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS

MERCANTILE LONG-SHORT
MANAGER FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2007

MERCANTILE LONG-SHORT MANAGER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2007
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Mercantile Long-Short Manager Fund LLC (the "Fund") invests substantially all of its assets in Mercantile Long-Short Manager Master Fund LLC (the "Master Fund"). As of June 30, 2007, the Fund owned 96.01% of the Master Fund. The schedule of investments of the Master Fund is as follows:

                                                                                                       % OF
INVESTMENT FUNDS*                                                 COST              VALUE         MEMBERS' CAPITAL
SECTOR HEDGED EQUITY
    Artis Technology Qualified 2X, L.P.                        $ 3,366,812         $ 6,671,678                10.99%
    Basswood Financial Partners, L.P.                            2,250,000           3,235,252                 5.33
    DAFNA Fund, L.L.C., Series A                                 2,800,000           4,048,151                 6.67
    TCS Capital II, L.P.                                         2,200,000           5,959,612                 9.82
                                                               -----------         -----------   ------------------
             Total Sector Hedged Equity                         10,616,812          19,914,693                32.81
GENERAL HEDGED EQUITY
    Eden Capital Partners                                        2,000,000           2,583,383                 4.26
    Newcastle Partners, L.P.                                     3,000,000           3,648,258                 6.01
    Searock Capital Partners, L.P.                               3,000,000           3,142,755                 5.18
    Wynnefield Partners Small Cap Value, L.P.                    2,750,000           5,818,871                 9.58
                                                               -----------         -----------   ------------------
             Total General Hedged Equity                        10,750,000          15,193,267                25.03
INTERNATIONAL HEDGED EQUITY
    Horseman Global Fund, L.P.                                   2,161,193           5,279,070                 8.69
    Kingdon Associates, L.P.                                     3,500,000           6,148,006                10.13
                                                               -----------         -----------   ------------------
             Total International Hedged Equity                   5,661,193          11,427,076                18.82
EVENT DRIVEN
    Centaurus Alpha Fund, L.P.                                   3,000,000           3,691,626                 6.08
    Duration Municipal Fund, L.P.                                3,000,000           3,129,281                 5.16
                                                               -----------         -----------   ------------------
             Total Event Driven                                  6,000,000           6,820,907                11.24
SPECIALTY - MACRO
    Cipher Composite Fund L.P.                                   1,400,000           2,276,434                 3.75
    Peak Select Partners L.P.                                    1,302,237           1,671,190                 2.75
                                                               -----------         -----------   ------------------
             Total Specialty - Macro                             2,702,237           3,947,624                 6.50
OPPORTUNISTIC GLOBAL CREDIT
    Andromeda Global Credit Partners, L.P.                       2,500,000           2,860,767                 4.71
                                                               -----------         -----------   ------------------
             Total Opportunistic Global Credit                   2,500,000           2,860,767                 4.71
                                                               -----------         -----------   ------------------
             Total Investment Funds                            $38,230,242         $60,164,334                99.11%
                                                               ===========         ===========   ==================

* All investments are non-income producing.

Mercantile Long-Short Manager Fund LLC
Schedule of Investments (unaudited)
June 30, 2007
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As of June 30, 2007, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

        COUNTRY                             COST              VALUE
     Great Britain - 14.78%             $  5,161,193      $  8,970,696
     United States - 84.33%               33,069,049        51,193,638
                                        ------------      ------------
                                        $ 38,230,242      $ 60,164,334
                                        ============      ============

Percentages above are based on members' capital of $60,705,516. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $38,230,242. Net unrealized appreciation on investments for tax purposes was $21,934,092 consisting of $21,934,092 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in Investment Funds above, representing 99.11% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Long-Short Manager Fund LLC


/s/ Kevin A. McCreadie
---------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 22, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
---------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 22, 2007


/s/ David Meyer
---------------------------
David Meyer
Chief Financial Officer

Date: August 22, 2007